UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Quarter Ended September 30, 2006

Check here if Amendment; [ ] Amendment Number:

This Amendment (Check [ ] is a restatement
only one);            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Diamond Capital Management Inc.
Address:          Dorinco 100
                  Midland, MI 48674
13F File Number:  28-7248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Christopher K. Li
Title:            President, Diamond Capital Management Inc.
Phone:            989-636-2764

Signature, Place, and Date of Signing:

/S/ CHRISTOPHER K. LI, MIDLAND, MICHIGAN, (October 9, 2006)
Report Type (Check one only):

[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of Other Managers
Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
AND EXCHANGE ACT OF 1934.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 60
Form 13F Information table Value Total(x 1000): $560,372



		                                 		Shares      (a)    (b)    (c)    Mgrs (a)   (b)   (c)
Name of Issuer		Class    CUSIP     	FMVx1000 	Call/Put(a) Sole   Share  Shared       Sole Share None
	                                                        	           as Def Other

SPDR TR			Comm	78462F103	 37,002		  277,000	X			277,000
STARBUCKS CORP		Comm	855244109	 29,041		  852,900	X			852,900
AVON PRODUCTS INC	Comm	054303102	 28,428		  927,200	X			927,200
CITIGROUP INC		Comm	172967101	 25,208		  507,500	X			507,500
INTEL CORP		Comm	458140100	 24,139		1,173,500	X		      1,173,500
AT&T CORP		Comm	00206R102	 23,414		  719,100	X			719,100
AMGEN INC		Comm	031162100	 22,446		  313,800	X			313,800
JP MORGAN CHASE & CO	Comm	46625H100	 21,771		  463,600	X			463,600
BANKAMERICA CORP	Comm	060505104	 20,271		  378,400	X			378,400
MERCK & CO INC		Comm	589331107	 20,259		  483,500	X			483,500
AMERICAN INTL GROUP INC	Comm	026874107	 19,514		  294,500	X			294,500
United Parcel Service	Comm	911312106	 19,323		  268,600	X			268,600
AMDOX			Comm	G02602103	 17,812		  449,800	X			449,800
DELL COMPUTER CORP	Comm	24702R101	 17,555		  768,600	X			768,600
FIFTH THIRD BANCORP	Comm	316773100	 17,296		  454,200	X			454,200
CADBURY SCHWEPPES-SP	Comm	127209302	 16,804		  392,900	X			392,900
ALLERGAN INC		Comm	018490102	 16,486		  146,400	X			146,400
AMERICAN EXPRESS CO	Comm	025816109	 16,033		  285,900	X			285,900
FED HOME LN MTG CORP	Comm	313400301	 14,062		  212,000	X			212,000
GLAXOSMITHKLINE ADR	Comm	37733W105	 12,413		  233,200	X			233,200
VERIZON COMMUNICATIONS	Comm	92343V104	 11,317		  304,800	X			304,800
MEDTRONIC INC		Comm	585055106	 10,523		  226,600	X			226,600
NOMURA HOLDINGS INC-ADR	Comm	65535H208	 10,307		  586,300	X			586,300
ASTRAZENECA ADR		Comm	046353108	 10,100		  161,600	X			161,600
FRESENIUS MEDICAL CARE 	Comm	358029106	  8,851		  204,800	X			204,800
AFLAC INCORPORATED	Comm	001055102	  8,704		  190,200	X			190,200
IMCLONE SYSTEMS		Comm	45245W109	  6,992		  246,900	X			246,900
PETROCHINA CO LTD - ADR	Comm	71646E100	  6,933		   64,400	X			 64,400
QUALCOM			Comm	747525103	  6,736		  185,300	X			185,300
TELLABS INC		Comm	879664100	  6,722		  613,300	X			613,300
RED HAT INC		Comm	756577102	  5,426		  257,400	X			257,400
MICROSOFT CORP		Comm	594918104	  3,944		  144,200	X			144,200
PALM INC.		Comm	696643105	  3,069		  210,808	X			210,808
FANNIE MAE		Comm	313586109	  2,924		   52,300	X			 52,300
HANESBRANDS INC.	Comm	410345102	  2,879		  127,900	X			127,900
HOME DEPOT INC		Comm	437076102	  2,572		   70,900	X			 70,900
NVIDIA CORPORATION	Comm	67066G104	  2,255		   76,200	X			 76,200
ELECTRONIC ARTS INC	Comm	285512109	  1,675		   30,000	X			 30,000
SANDISK CORPORATION	Comm	80004C101	  1,654		   30,900	X			 30,900
NETWORK APPLIANCE INC	Comm	64120L104	  1,536		   41,500	X			 41,500
SUN MICROSYSTEMS INC	Comm	866810104	  1,506		  304,200	X			304,200
PHELPS DODGE		Comm	717265102	    620		    7,320	X			  7,320
WEATHERFORD INTNL	Comm	G95089101	    563		   13,500	X			 13,500
VALERO ENERGY		Comm	91913Y100	    504		    9,800	X			  9,800
Hon Hai Precision IND	Comm	6438564		  2,231		  366,500	X			366,500
TAIWAN SEMICONDUCTOR	Comm	6889106		  1,916		1,062,161	X		      1,062,161
PING AN			Comm	B01FLR7		  3,029		  843,000	X			843,000
XINAO Gas Holdings	Comm	6333937		  2,189		2,132,000	X		      2,132,000
CHINA MENGNIU DAIRY	Comm 	B01B1L9		  1,968		1,174,000	X		      1,174,000
CHINA SHENHUA		Comm 	B09N7M0		  1,946		1,209,000	X		      1,209,000
ISHARES A50 CHINA TRACK	Comm 	B04V406		  1,825		  227,000	X			227,000
HSBC HOLDINGS PLC	Comm 	6158163		  1,532		   84,000	X			 84,000
PETROCHINA CO LTD	Comm 	6226576		  1,271		1,182,000	X		      1,182,000
Shanghai Forte		Comm 	6589525		  1,222		3,500,000	X		      3,500,000
Zhejiang Expressway	Comm 	6990763		  1,115		1,680,000	X		      1,680,000
Shanghai Real Estate	Comm 	6201830		    760		3,402,000	X		      3,402,000
LUNG KEE METAL		Comm 	6538419		    708		1,540,000	X		      1,540,000
CLP Holdings		Comm 	6097017		    436		   72,000	X			 72,000
Techtronic		Comm 	B0190C7		    354		  240,000	X			240,000
Gome Elect Appl Hldgs	Comm 	B01Z8S7		    281		  346,000	X			346,000


GRAND TOTAL				        560,372


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